Cover	Mar. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 19, 2023
Entity File Number	001-36747
Entity Registrant Name	VIVANI MEDICAL, INC.
Entity Central Index Key	0001266806
Entity Tax Identification Number	02-0692322
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	5858 Horton Street, Suite 280
Entity Address, City or Town	Emeryville
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94608
City Area Code	(818)
Local Phone Number	833-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	VANI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false